Blackstone / GSO Floating Rate Enhanced Income Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 127.80%
Aerospace & Defense - 0.74%
Transdigm, Inc., First Lien 2018 New Tranche E Term Loan, 1M US L + 2.50%, 05/30/2025	$2,889,609	$2,902,092

Air Transport - 0.79%
Air Medical Group Holdings, Inc., First Lien 2018 Term Loan, 1M US L + 3.25%, 04/28/2022	2,448,134	2,405,671
Atlantic Aviation FBO, Inc., First Lien B Term Loan, 1M US L + 3.75%, 12/06/2025	699,457	708,641
		3,114,312

Automotive - 1.25%
Panther BF Aggregator 2 L P, First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 04/30/2026	2,285,273	2,297,419
Wand Newco 3, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 02/05/2026	2,587,000	2,612,068
		4,909,487

Brokers, Dealers & Investment Houses - 2.84%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	1,111,111	1,104,867
Advisor Group Holdings, Inc., First Lien Initial A Term Loan, 1M US L + 4.00%, 01/31/2025	1,483,034	1,436,696
AssetMark Financial Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 11/14/2025(b)	733,333	738,833
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	1,694,079	1,692,411
Edelman Financial Center LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 07/21/2025	2,490,566	2,508,984
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	384,615	385,096
Focus Financial Partners LLC, First Lien Tranche B-2 Term Loan, 1M US L + 2.50%, 07/03/2024	918,415	925,960
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(b)	2,374,466	2,380,402
		11,173,249

Building & Development - 2.59%
APi Group DE, Inc., First Lien Initial Term Loan, 3M US L + 2.50%, 10/01/2026	1,210,390	1,221,985
Builders FirstSource, Inc., First Lien Refinancing Term Loan, 1M US L + 3.00%, 02/29/2024	143,439	144,181
C.H.I. Overhead Doors, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 07/29/2022	3,060,503	3,077,718
Hillman Group, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	1,626,484	1,604,120
SRS Distribution, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 05/23/2025	1,256,818	1,249,434
TAMKO Building Products LLC, First Lien Initial Term Loan, 3M US L + 3.25%, 05/29/2026(b)	2,888,284	2,917,167
		10,214,605

Business Equipment & Services - 21.05%
Access CIG LLC, First Lien B Term Loan, 1M US L + 3.75%, 02/27/2025	3,250,127	3,252,841
Access CIG LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 02/27/2026	1,037,662	1,035,068
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 07/23/2021	2,590,540	2,515,738
Allied Universal Holdco LLC, First Lien Delayed Draw Term Loan, 1M US L + 4.25%, 07/10/2026	126,126	127,046
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 07/10/2026	1,273,874	1,283,160
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 04/15/2026	1,809,091	1,809,091
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	3,672,134	3,689,356
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	1,977,330	1,972,386
Cambium Learning Group, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 12/18/2025	2,227,273	2,160,455
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.00%, 11/01/2024	1,493,685	1,482,296
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	2,437,278	2,452,511
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 02/03/2025	1,959,379	1,954,481
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 02/02/2026(b)	850,000	824,500
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	2,955,856	2,985,414
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	2,894,299	2,914,023
Explorer Holdings, Inc., First Lien Term Loan, 3M US L + 4.50%, 11/20/2026	1,000,000	1,009,375

	Principal Amount	Value
Business Equipment & Services (continued)
Garda World Security Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 10/30/2026	$2,282,051	$2,300,604
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	2,691,582	2,546,923
Globallogic Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 08/01/2025	3,809,320	3,837,890
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 4.00%, 05/23/2025	3,042,353	3,066,312
Informatica LLC, First Lien Dollar B-1 Term Loan, 1M US L + 3.25%, 08/05/2022	3,963,189	3,985,126
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	2,500,374	2,512,350
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.88%, 12/09/2022	2,576,702	2,583,143
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	2,587,364	2,571,607
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	1,566,667	1,507,917
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	2,194,812	2,201,210
Polyconcept North America Holdings, Inc., First Lien Closing Date Term Loan, 3M US L + 3.75%, 08/16/2023	1,375,760	1,375,760
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	750,000	738,750
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	2,228,718	2,216,182
ProQuest LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 10/23/2026	857,143	864,111
Red Ventures LLC, First Lien B-1 Term Loan, 1M US L + 3.00%, 11/08/2024	2,974,215	2,999,168
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/11/2025	1,782,000	1,784,228
Sedgwick Claims Management Services, Inc., First Lien 2019 Term Loan, 1M US L + 4.00%, 09/03/2026	1,483,230	1,498,685
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,037,609	1,039,555
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.50%, 07/17/2025	2,615,603	2,643,394
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	3,239,559	3,247,658
Trugreen LP, First Lien Initial Refinancing Term Loan, 1M US L + 3.75%, 03/19/2026	2,285,156	2,313,721
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	3,617,336	3,630,901
		82,932,936

Cable & Satellite Television - 2.03%
CSC Holdings LLC, First Lien September 2019 Initial Term Loan, 3M US L + 2.50%, 04/15/2027	2,574,954	2,590,507
Numericable U.S. LLC, First Lien USD TLB Term Loan, 1M US L + 3.69%, 01/31/2026	2,992,366	3,001,717
Radiate Holdco LLC, First Lien Amendment No. 2 Incremental Term Loan, 1M US L + 3.50%, 02/01/2024	2,390,244	2,409,366
		8,001,590

Chemical & Plastics - 2.74%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 08/27/2026	997,500	1,007,475
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 08/01/2025	985,000	989,925
DCG Acquisition Corp., First Lien B Term Loan, 1W US L + 4.50%, 09/30/2026(b)	2,180,031	2,193,656
Nouryon Finance B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	1,833,363	1,837,186
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 01/31/2025	1,276,287	1,188,012
Spectrum Holdings III Corp., Second Lien Closing Date Term Loan, 1M US L + 7.00%, 01/31/2026	350,000	283,500
Univar Solutions USA, Inc., First Lien B-5 Term Loan, 1M US L + 2.00%, 07/01/2026	489,796	492,551
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 1M US L + 3.50%, 10/28/2024	1,868,115	1,748,248
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 10/27/2025(b)	1,200,000	1,047,000
		10,787,553

Conglomerates - 2.37%
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/11/2025	2,315,194	2,304,347
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025	3,523,929	3,548,156
VT Topco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 08/01/2025	3,506,502	3,503,223
		9,355,726

Containers & Glass Products - 3.15%
Berry Global, Inc., First Lien U Term Loan, 1M US L + 2.50%, 05/15/2026	1,994,987	2,003,167
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	3,228,947	3,212,802
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 11/20/2023	2,803,452	2,769,292

	Principal Amount	Value
Containers & Glass Products (continued)
Transcendia Holdings, Inc., First Lien 2017 Refinancing Term Loan, 1M US L + 3.50%, 05/30/2024	$1,271,065	$942,978
Tricorbraun Holdings, Inc., First Lien Closing Date Term Loan, 3M US L + 3.75%, 11/30/2023	1,899,480	1,885,709
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.00%, 10/17/2024	1,651,714	1,608,918
		12,422,866

Diversified Insurance - 2.48%
Acrisure LLC, First Lien 2018-1 Additional Term Loan, 3M US L + 3.75%, 11/22/2023	1,500,742	1,505,116
Alliant Holdings Intermediate LLC, First Lien 2019 New Term Loan, 1M US L + 3.25%, 05/09/2025	1,009,816	1,013,098
AmWINS Group, Inc., First Lien Term Loan, 1W US L + 6.75%, 01/25/2024	517,647	522,759
Broadstreet Partners, Inc., First Lien Tranche B-2 Term Loan, 1M US L + 3.25%, 11/08/2023	3,561,282	3,581,332
Hub International, Ltd., First Lien 2019 Incremental Term Loan, 3M US L + 4.00%, 04/25/2025	1,886,567	1,908,036
USI, Inc., First Lien 2019 New Term Loan, 3M US L + 4.00%, 12/02/2026	1,245,283	1,255,146
		9,785,487

Drugs - 2.86%
Albany Molecular Research, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 08/30/2024	2,313,038	2,307,267
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	1,425,000	1,425,000
Avantor Funding, Inc., First Lien Initial B-2 Dollar Term Loan, 1M US L + 3.00%, 11/21/2024	1,462,957	1,478,193
Bausch Health Companies, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 06/02/2025	3,021,568	3,042,659
Cambrex Corp., First Lien Initial Dollar Term Loan, 3M US L + 5.00%, 12/04/2026	3,000,000	2,998,125
		11,251,244

Ecological Services & Equipment - 1.97%
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	3,310,612	3,325,924
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	1,558,076	1,476,768
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	2,966,521	2,959,105
		7,761,797

Electronics/Electric - 18.52%
Applovin Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 08/15/2025	2,707,001	2,728,576
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	2,273,248	2,252,846
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	987,469	969,986
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025	2,532,393	2,497,573
Compuware Corp., First Lien Term Loan, 1M US L + 4.00%, 08/22/2025	2,617,573	2,638,291
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	2,977,500	2,856,271
CPI International, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 07/26/2024(b)	3,525,330	3,393,130
DCert Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/16/2026	2,771,951	2,785,811
Dynatrace LLC, First Lien Term Loan, 1M US L + 2.75%, 08/22/2025	1,508,342	1,521,065
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	974,319	976,146
Ellie Mae, Inc., First Lien Term Loan, 3M US L + 4.00%, 04/17/2026	2,272,083	2,290,555
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	2,719,810	2,718,124
Flexera Software LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 02/26/2026	2,395,161	2,401,149
Flexera Software LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 02/26/2025	1,374,380	1,380,393
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024	1,844,887	1,828,744
Help/Systems Holdings, Inc., First Lien Term Loan, 1M US L + 4.75%, 11/19/2026	2,765,957	2,754,437
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	1,944,697	1,975,083
Imperva, Inc., Second Lien Term Loan, 3M US L + 7.75%, 01/11/2027	557,276	489,706
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 01/12/2026	1,356,818	1,282,871
Ivanti Software, Inc., Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	1,600,000	1,578,000
Ivanti Software, Inc., First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	2,957,294	2,964,376
LI Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/20/2026(b)	800,000	802,000
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	3,676,724	3,697,406
Merrill Communications LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 10/05/2026	1,200,000	1,212,000
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	2,663,684	2,673,860
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	906,338	860,264
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/31/2023	259,301	212,627
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	1,468,175	1,463,286
Perforce Software, Inc., First Lien B Term Loan, 1M US L + 4.50%, 07/01/2026	842,510	844,094
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	1,501,545	1,517,184

	Principal Amount	Value
Electronics/Electric (continued)
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	$1,364,935	$1,370,060
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	294,776	290,354
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 1M US L + 4.50%, 07/07/2023	2,467,311	2,488,913
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	500,000	490,750
Riverbed Technology, Inc., First Lien First Amendment Term Loan, 1M US L + 3.25%, 04/24/2022	497,902	437,223
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	1,859,944	1,814,617
Rocket Software, Inc., Second Lien Initial Term Loan, 1M US L + 8.25%, 11/27/2026	2,000,000	1,670,000
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2026	1,651,417	1,661,053
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	1,833,134	1,764,391
Web.com Group, Inc., First Lien B Term Loan, 1M US L + 3.75%, 10/10/2025	2,717,352	2,719,104
Web.com Group, Inc., Second Lien Initial Term Loan, 1M US L + 7.75%, 10/09/2026	731,809	706,427
		72,978,746

Equipment Leasing - 0.66%
CSC SW Holdco, Inc., First Lien B-1 Term Loan, 3M US L + 3.25%, 11/14/2022	2,621,472	2,605,560

Financial Intermediaries - 3.69%
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	2,492,329	2,392,636
Misys, Ltd., First Lien Dollar Term Loan, 3M US L + 3.50%, 06/13/2024	1,983,975	1,974,333
NorthStar Financial Services Group LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 05/25/2025	1,188,822	1,178,420
PI UK Holdco II, Ltd., First Lien Facility B1 Term Loan, 1M US L + 3.25%, 01/03/2025	2,977,273	2,997,756
Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 05/01/2025	3,787,119	3,801,321
Victory Capital Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/01/2026	2,163,636	2,181,551
		14,526,017

Food Products - 4.01%
CHG PPC Parent LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 03/31/2025	2,194,785	2,205,759
Dole Food Co., Inc., First Lien Tranche B Term Loan, 1M US L + 2.75%, 04/06/2024	2,900,160	2,900,928
Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 3M US L + 4.25%, 07/29/2023	1,593,380	1,523,670
Mastronardi Produce, Ltd., First Lien Initial Term Loan, 1M US L + 3.25%, 05/01/2025(b)	1,859,032	1,866,003
Snacking Investments Bidco Pty Limited, First Lien Term Loan, 3M US L + 4.00%, 10/16/2026	3,676,471	3,687,978
TKC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 02/01/2023	2,768,705	2,581,817
TKC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 02/01/2024	1,149,770	1,046,291
		15,812,446

Food Service - 4.98%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Term Loan, 3M US L + 3.75%, 12/06/2024(b)	1,708,071	1,690,991
Aramark Services, Inc., First Lien Term Loan, 3M US L + 1.75%, 01/27/2027	307,763	309,784
Carrols Restaurant Group, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 04/30/2026	2,700,714	2,667,239
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 6.50%, 08/30/2026	997,500	960,986
Flynn Restaurant Group LP, First Lien B Initial Term Loan, 1M US L + 3.50%, 06/27/2025	1,790,582	1,724,554
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025(b)	2,273,768	2,287,979
IRB Holding Corp., First Lien B Term Loan, 3M US L + 3.25%, 02/05/2025	2,910,516	2,932,956
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/16/2026	1,720,833	1,676,952
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.75%, 01/30/2026	2,000,000	1,995,000
US Foods, Inc., First Lien Initial Term Loan, 1M US L + 2.00%, 06/27/2023	966,388	971,070
Whatabrands LLC, First Lien B Term Loan, 1M US L + 3.25%, 08/02/2026	2,365,619	2,382,096
		19,599,607

Food/Drug Retailers - 0.91%
EG Group, Ltd., First Lien Facility B Term Loan, 3M US L + 4.00%, 02/07/2025	341,146	340,472
EG Group, Ltd., First Lien Additional Facility Term Loan, 3M US L + 4.00%, 02/07/2025	3,245,838	3,239,428
		3,579,900

Health Insurance - 1.26%
FHC Health Systems, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 12/23/2021	4,966,119	4,972,326

	Principal Amount	Value
Healthcare - 15.69%
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/14/2024	$1,994,885	$1,900,667
ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/10/2023	722,409	720,907
Auris Luxembourg III S.a r.l., First Lien Facility B2 Term Loan, 1M US L + 3.75%, 02/27/2026	3,330,987	3,353,205
Carestream Health, Inc., Second Lien Extended Term Loan, 1M US L + 9.50%, 06/07/2021	1,515,000	1,435,463
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024(b)	1,287,759	1,286,149
CHG Healthcare Services, Inc., First Lien 2017 New Term Loan, 1M US L + 3.00%, 06/07/2023	3,636,957	3,666,507
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,558,594	1,554,697
CPI Holdco LLC, First Lien B Term Loan, 3M US L + 4.25%, 11/04/2026(b)	2,000,000	2,008,750
CryoLife, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 12/02/2024	2,466,464	2,479,573
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,925,865	2,510,144
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026(b)	1,916,223	1,873,108
Heartland Dental LLC, First Lien Incremental 2 Facility Term Loan, 1M US L + 4.50%, 04/30/2025	1,554,687	1,543,027
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	1,205,073	1,202,561
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	1,492,347	1,489,549
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	1,253,288	1,200,023
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	907,863	905,593
Navicure, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/22/2026	2,421,739	2,438,389
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	2,477,262	2,472,617
NMSC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 04/19/2023	2,608,311	2,598,530
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	1,422,303	1,192,068
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	1,250,000	1,167,500
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,386,716	1,364,182
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	1,770,588	1,752,891
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	2,799,018	2,818,289
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	3,534,349	3,567,484
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	2,764,966	2,758,635
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	2,215,851	1,804,534
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 06/23/2024	1,714,994	1,712,850
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	2,822,315	2,848,181
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	2,812,841	2,764,488
Wink Holdco, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 12/01/2025(b)	279,569	280,966
Zest Acquisition Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 03/14/2025	1,183,466	1,130,210
		61,801,737

Home Furnishings - 2.04%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 12/13/2023	3,515,998	3,425,162
APX Group, Inc., First Lien Initial Term Loan, 2M US L + 5.00%, 04/01/2024	1,488,693	1,492,877
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 1M US L + 3.25%, 09/23/2026	3,092,250	3,105,593
		8,023,632

Industrial Equipment - 3.40%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.50%, 08/01/2024	1,962,258	1,940,487
Blount International, Inc., First Lien New Refinancing Term Loan, 3M US L + 3.75%, 04/12/2023	2,722,500	2,732,138
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	1,123,341	1,081,215
Justrite Safety Group, First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 06/28/2026(b)(c)	60,717	58,441
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	1,571,839	1,421,390
Minimax Viking GmbH, First Lien Facility B1C Term Loan, 1M US L + 2.75%, 07/31/2025	3,006,154	3,027,768
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025(b)	700,897	641,320
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 05/28/2026	1,995,000	1,915,200
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	578,505	570,342
		13,388,301

Insurance - 1.51%
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	1,807,054	1,818,800
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	1,686,518	1,694,158
Outcomes Group Holdings, Inc., Second Lien Term Loan, 3M US L + 7.50%, 10/26/2026(b)	384,615	382,692

	Principal Amount	Value
Insurance (continued)
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 10/24/2025	$2,070,000	$2,040,668
		5,936,318

Leisure Goods/Activities/Movies - 4.48%
Alterra Mountain Co., First Lien Initial Bluebird Term Loan, 1M US L + 2.75%, 07/31/2024	3,468,091	3,502,772
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 3.00%, 04/22/2026	3,481,231	3,513,554
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan, 1M US L + 2.25%, 02/28/2025	1,096,645	1,097,884
Crown Finance US, Inc., First Lien Second Amendment Dollar Tranche Term Loan, 3M US L + 2.75%, 09/30/2026	917,241	918,966
Thunder Finco Pty, Ltd., First Lien Term Loan, 3M US L + 4.75%, 11/20/2026(b)	1,000,000	1,000,000
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	2,298,333	2,312,698
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	1,695,750	1,590,614
Travelport Finance S.à r.l., Second Lien Initial Term Loan, 3M US L + 9.00%, 05/28/2027(b)	2,000,000	1,690,000
UFC Holdings LLC, First Lien 2019 Term Loan, 1M US L + 3.25%, 04/29/2026	2,020,714	2,036,849
		17,663,337

Lodging & Casinos - 0.29%
PCI Gaming Authority, First Lien B Facility Term Loan, 1M US L + 2.50%, 05/29/2026	1,143,401	1,152,811

Nonferrous Metals/Minerals - 1.81%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	6,639,559	6,656,158
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025(b)	465,118	468,606
		7,124,764

Oil & Gas - 2.31%
BCP Raptor LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 06/24/2024	1,071,673	994,871
Buckeye Partners LP, First Lien Initial Term Loan, 1M US L + 2.75%, 11/01/2026	3,117,778	3,149,829
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	668,919	667,387
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	3,135,265	3,109,807
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	1,279,663	1,190,087
		9,111,981

Property & Casualty Insurance - 2.23%
Applied Systems, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 09/19/2025	1,500,000	1,533,127
AssuredPartners, Inc., First Lien 2017 September Refinancing Term Loan, 1M US L + 3.50%, 10/22/2024	1,060,447	1,065,352
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	1,547,368	1,569,999
Confie Seguros Holding II Co., First Lien B Term Loan, 3M US L + 4.75%, 04/19/2022	951,116	926,154
ExamWorks Group, Inc., First Lien B-1 Term Loan, 1M US L + 3.25%, 07/27/2023	3,651,893	3,681,564
		8,776,196

Publishing - 1.61%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	1,722,292	1,698,077
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,466,418	1,467,034
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025(b)	866,228	871,642
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 09/25/2026	2,000,000	1,889,160
Southern Graphics, Inc., First Lien Refinancing Term Loan, 1M US L + 3.25%, 12/31/2022	696,180	435,672
		6,361,585

Radio & Television - 2.90%
iHeartCommunications, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/01/2026	3,159,176	3,190,104
Terrier Media Buyer, Inc., First Lien B Term Loan, 3M US L + 4.25%, 12/12/2026	2,470,356	2,498,159
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	5,761,375	5,744,581
		11,432,844

Steel - 0.84%
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025(b)	2,268,738	2,265,902

	Principal Amount	Value
Steel (continued)
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	$1,088,999	$1,030,008
		3,295,910

Surface Transport - 0.73%
Lineage Logistics LLC, First Lien Term Loan, 1M US L + 3.00%, 02/27/2025	2,874,375	2,875,582

Telecommunications - 4.92%
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	3,018,613	2,971,070
Aventiv Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.50%, 11/01/2024	1,823,407	1,366,325
Commscope, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 04/06/2026	1,197,000	1,205,978
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	500,000	310,555
Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan, 1M US L + 3.25%, 12/01/2023	2,712,345	2,725,053
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	1,000,000	980,000
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 12/15/2023	1,821,482	1,799,470
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	489,975	409,915
Peak 10 Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	250,000	158,334
SBA Senior Finance II LLC, First Lien Initial Term Loan, 1M US L + 2.00%, 04/04/2025	1,662,447	1,670,676
Telesat Canada, First Lien B-5 Term Loan, 3M US L + 2.75%, 12/07/2026	940,171	946,244
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/06/2024	1,178,354	1,151,593
TierPoint LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 05/05/2025	1,170,000	1,039,352
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	2,650,000	2,650,000
		19,384,565

Utilities - 2.15%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/01/2025	3,097,739	3,123,868
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,051,137	2,057,967
Pike Corp., First Lien Initial (2019) Term Loan, 1M US L + 3.25%, 07/24/2026	2,526,433	2,544,068
Vistra Operations Co. LLC, First Lien 2018 Incremental Term Loan, 1M US L + 2.00%, 12/31/2025	757,419	763,013
		8,488,916

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $506,958,211)		503,506,025

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 7.99%
Structured Finance Obligations - 7.99%
Ares XLII Clo, Ltd. 3M US L + 3.45%, 01/22/2028(b)(d)	1,100,000	1,100,547
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(d)	250,000	223,406
BlueMountain CLO 2016-2, Ltd. 3M US L + 4.00%, 08/20/2032(b)(d)	1,500,000	1,502,875
California Street CLO IX LP 3M US L + 3.70%, 07/16/2032(b)(d)	1,500,000	1,502,782
Canyon Capital CLO 2016-1, Ltd. 3M US L + 1.90%, 07/15/2031(b)(d)	500,000	487,400
Carlyle Global Market Strategies CLO 2016-1, Ltd. 3M US L + 5.20%, 04/20/2027(b)(d)	1,500,000	1,401,170
CarVal CLO III, Ltd. 3M US L + 3.70%, 07/20/2032(b)(d)	1,000,000	998,065
CIFC Funding 2016-I, Ltd.:
3M US L + 4.00%, 10/21/2031(b)(d)	1,000,000	1,003,029
3M US L + 4.43%, 10/21/2031(b)(d)	500,000	495,625
3M US L + 7.70%, 10/21/2031(b)(d)	500,000	501,445
Dryden 40 Senior Loan Fund 3M US L + 5.75%, 08/15/2031(b)(d)	1,500,000	1,436,708
Fort Washington CLO 2019-1:
3M US L + 3.90%, 10/20/2032(b)(d)	500,000	499,714
3M US L + 7.25%, 10/20/2032(b)(d)	500,000	491,879
Galaxy XXIII CLO, Ltd. 3M US L + 3.48%, 04/24/2029(b)(d)	500,000	499,249
Galaxy XXV CLO, Ltd. 3M US L + 3.10%, 10/25/2031(b)(d)	500,000	491,866
Greywolf CLO IV, Ltd. 3M US L + 6.94%, 04/17/2030(b)(d)	1,500,000	1,501,949
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(d)	833,000	748,124
MidOcean Credit CLO X 3M US L + 2.40%, 10/23/2032(b)(d)	1,000,000	1,003,667
Octagon Investment Partners 18-R, Ltd. 3M US L + 5.51%, 04/16/2031(b)(d)	1,000,000	931,813
OZLM XVII, Ltd. 3M US L + 3.46%, 07/20/2030(b)(d)	500,000	499,188
Parallel 2018-2, Ltd. 3M US L + 3.15%, 10/20/2031(b)(d)	2,000,000	1,935,921

	Principal Amount	Value
Structured Finance Obligations (continued)
Parallel 2019-1, Ltd.:
3M US L + 4.20%, 07/20/2032(b)(d)	$1,000,000	$1,002,300
3M US L + 6.72%, 07/20/2032(b)(d)	1,334,000	1,293,831
Pikes Peak CLO 4 3M US L + 2.90%, 07/15/2032(b)(d)	500,000	501,401
Rockford Tower CLO 2019-1, Ltd. 3M US L + 2.75%, 04/20/2032(b)(d)	750,000	750,953
Romark CLO III, Ltd. 3M US L + 3.90%, 07/15/2032(b)(d)	1,000,000	1,003,882
ROMARK CLO LLC 3M US L + 3.35%, 07/25/2031(b)	500,000	495,206
Romark CLO, Ltd.:
3M US L + 2.15%, 10/23/2030(b)(d)	500,000	495,198
3M US L + 3.00%, 10/23/2030(b)(d)	500,000	485,082
RR 2, Ltd. 3M US L + 3.00%, 10/15/2029(b)(d)	1,000,000	971,598
TIAA CLO II, Ltd. 3M US L + 5.85%, 04/20/2029(b)(d)	500,000	473,598
TIAA CLO IV, Ltd. 3M US L + 5.95%, 01/20/2032(b)(d)	2,000,000	1,831,161
TICP CLO X, Ltd.:
3M US L + 1.90%, 04/20/2031(b)(d)	500,000	487,660
3M US L + 2.80%, 04/20/2031(b)(d)	250,000	241,219
TRESTLES CLO II, Ltd. 3M US L + 1.90%, 07/25/2031(b)(d)	500,000	483,475
Venture XXIII CLO, Ltd. 3M US L + 3.05%, 07/19/2028(b)(d)	1,500,000	1,461,237
Voya CLO 2016-2, Ltd. 3M US L + 4.00%, 07/19/2028(b)(d)	250,000	250,282
		31,484,505

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $31,873,558)		31,484,505

CORPORATE BONDS - 6.00%
Aerospace & Defense - 0.34%
Moog, Inc. 4.250%, 12/15/2027(d)	1,300,000	1,326,130

Building & Development - 0.18%
Hillman Group, Inc. 6.375%, 07/15/2022(d)	750,000	699,609

Cable & Satellite Television - 0.27%
Altice France SA 7.375%, 05/01/2026(d)	1,000,000	1,075,490

Containers & Glass Products - 0.57%
ARD Finance SA 6.500%, 06/30/2027(d)(e)	1,500,000	1,553,700
Trident TPI Holdings, Inc. 6.625%, 11/01/2025(d)	750,000	677,186
		2,230,886

Diversified Insurance - 0.57%
AmWINS Group, Inc. 7.750%, 07/01/2026(d)	435,000	481,970
HUB International, Ltd. 7.000%, 05/01/2026(d)	1,650,000	1,749,041
		2,231,011

Ecological Services & Equipment - 0.85%
GFL Environmental, Inc.:
5.375%, 03/01/2023(d)	1,768,000	1,825,460
7.000%, 06/01/2026(d)	1,143,000	1,210,720
5.125%, 12/15/2026(d)	319,000	336,188
		3,372,368

Electronics/Electric - 0.23%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(d)	912,000	925,703

Food Service - 0.20%
IRB Holding Corp. 6.750%, 02/15/2026(d)	750,000	787,761

Food/Drug Retailers - 0.27%
eG Global Finance PLC 6.750%, 02/07/2025(d)	1,056,000	1,074,042

Healthcare - 1.30%
Eagle Holding Co. II LLC 7.750%, 05/15/2022(d)	1,750,000	1,780,030
Envision Healthcare Corp. 8.750%, 10/15/2026(d)	1,584,000	986,591

	Principal Amount	Value
Healthcare (continued)
Team Health Holdings, Inc. 6.375%, 02/01/2025(d)	$750,000	$502,811
Tenet Healthcare Corp. 7.000%, 08/01/2025	1,750,000	1,852,086
		5,121,518

Property & Casualty Insurance - 0.47%
AssuredPartners, Inc. 7.000%, 08/15/2025(d)	1,150,000	1,172,643
GTCR AP Finance, Inc. 8.000%, 05/15/2027(d)	636,000	663,251
		1,835,894

Radio & Television - 0.75%
Entercom Media Corp. 6.500%, 05/01/2027(d)	1,360,000	1,459,073
Univision Communications, Inc. 5.125%, 02/15/2025(d)	1,500,000	1,486,875
		2,945,948

TOTAL CORPORATE BONDS
(Cost $23,580,516)		23,626,360

	Shares
EXCHANGE TRADED FUNDS - 4.91%
Financial Intermediaries - 4.91%
SPDR Blackstone / GSO Senior Loan ETF	415,275	19,343,510

TOTAL EXCHANGE TRADED FUNDS
(Cost $19,267,982)		19,343,510

SHORT TERM INVESTMENTS - 1.05%
Fidelity Treasury Portfolio
(1.281% 7-Day Yield)	4,135,699	4,135,699

TOTAL SHORT TERM INVESTMENTS
(Cost $4,135,699)		4,135,699

Total Investments - 147.75%
(Cost $585,815,966)		582,096,099

Other Assets in Excess of Liabilities - 0.09%		390,550

Leverage Facility - (47.84)%		(188,500,000)

Net Assets - 100.00%		$393,986,649

Amounts above are shown as a percentage of net assets as of December 31, 2019.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2019 was 1.76%

1W US L - 1 Week LIBOR as of December 31, 2019 was 1.63%

2M US L - 2 Month LIBOR as of December 31, 2019 was 1.83%

3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(c)	A portion of this position was not funded as of December 31, 2019. The Portfolio of Investments records only the funded portion of each position. As of December 31, 2019, the Fund has unfunded delayed draw loans in the amount of $769,605. Fair value of these unfunded delayed draws was $768,087.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $52,763,573, which represented approximately 13.39% of net assets as of December 31, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	Option to convert to pay-in-kind security.

NOTE 1. ORGANIZATION

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. GSO / Blackstone Debt Funds Management LLC (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Advisory Class D Common Shares (“Class D Shares”), Brokerage Class T Common Shares (“Class T Shares”), Brokerage Class T-I Common Shares (“Class T-I Shares”) and Brokerage Class U Common Shares (“Class U Shares”), and a maximum offering of $3,000,000,000 of common shares. Class I Shares commenced operations on January 18, 2018, Class T Shares commenced operations on May 7, 2018, Class D Shares commenced operations on October 1, 2018, Class T-I Shares commenced operations on April 22, 2019 and Class U Shares commenced operations on November 29, 2019. As of December 31, 2019, Class I Shares (BGFLX), Class T Shares (BGFTX), Class D Shares (BGFDX), Class T-I Shares (BGFPX), and Class U Shares (BGFVX) were outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s NAV is determined daily on each day that the New York Stock Exchange (“Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees (the “Board”). Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2019:

Blackstone / GSO Floating Rate Enhanced Income Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Brokers, Dealers & Investment Houses	$–	$8,054,014	$3,119,235	$11,173,249
Building & Development	–	7,297,438	2,917,167	10,214,605
Business Equipment & Services	–	75,766,399	7,166,537	82,932,936
Chemical & Plastics	–	7,546,897	3,240,656	10,787,553
Electronics/Electrical	–	68,493,262	4,485,484	72,978,746
Food Products	–	13,946,443	1,866,003	15,812,446
Food Service	–	15,620,637	3,978,970	19,599,607
Healthcare	–	56,352,764	5,448,973	61,801,737
Industrial Equipment	–	11,607,325	1,780,976	13,388,301
Insurance	–	5,553,626	382,692	5,936,318
Leisure Goods/Activities/Movies	–	14,973,337	2,690,000	17,663,337
Nonferrous Metals/Minerals	–	6,656,158	468,606	7,124,764
Publishing	–	5,489,943	871,642	6,361,585
Steel	–	1,030,008	2,265,902	3,295,910
Other	–	164,434,931	–	164,434,931
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	31,484,505	31,484,505
Corporate Bonds	–	23,626,360	–	23,626,360
Exchange Traded Funds	19,343,510	–	–	19,343,510
Short Term Investments	4,135,699	–	–	4,135,699
Total	23,479,209	486,449,542	72,167,348	582,096,099

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone / GSO Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of September 30, 2019	$22,837,613	$29,544,034	$52,381,647
Accrued discount/ premium	4,815	5,019	9,834
Realized Gain/(Loss)	10,898	(192,994)	(182,096)
Change in Unrealized Appreciation/(Depreciation)	22,346	518,483	540,829
Purchases	7,864,902	5,094,273	12,959,175
Sales Proceeds	(3,147,541)	(3,484,310)	(6,631,851)
Transfer into Level 3	25,408,676	–	25,408,676
Transfer out of Level 3	(12,318,866)	–	(12,318,866)
Balance as of December 31, 2019	$40,682,843	$31,484,505	$72,167,348
Net change in unrealized appreciation/(depreciation) on Level 3 investments held at December 31, 2019	$(3,017)	$372,131	$369,114

Information about Level 3 fair value measurements as of December 31, 2019:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$40,682,843	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$31,484,505	Third-party vendor pricing service	Broker quotes	N/A

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At December 31, 2019, 86.44% of the Fund’s Managed Assets were held in floating rate loan interests.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At December 31, 2019, the Fund had invested $34,596,335 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by a committee of the Adviser. The factors considered by such committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

The Fund may acquire Loans through assignments or participations. The Fund typically acquires these Loans through assignment, and if the Fund acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through participation.

The Fund invests in CLOs. A CLO security is a financing company (generally called a special purpose vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLO securities are typically secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in secured Loans. When investing in CLO securities, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. In addition, the Fund intends to invest in CLO securities consisting primarily of individual secured Loans of Borrowers and not repackaged CLO securities from other high risk pools. The underlying secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier then legal maturity from a refinancing of the senior debt tranches of the secured loans.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), net of other permissible investments in this 20% basket, to the extent that such investments are permissible under the 1940 Act, including interpretations or modifications by the Securities and Exchange Commission (“SEC”). ETFs are pooled investment vehicles that are often designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives the proceeds of the offering of its common shares), or when the Adviser believes share prices of other investment companies offer attractive values or as part of the Adviser’s liquidity management for purposes of meeting repurchase requests. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the investment company’s management fees (except with respect to investments in affiliated investment companies) and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, and as further amended on August 16, 2018 and as amended and restated on October 23, 2018, as further amended and restated on December 28, 2018, and as amended on January 17, 2019, as further amended on June 27, 2019, and as further amended on September 11, 2019, to borrow up to an aggregate limit of $260,000,000 under two loan tranches, Tranche A and Tranche B. The Tranche A commitment allows for borrowings up to $225,000,000. The Tranche B commitment allows for borrowings for temporary purposes up to $35,000,000 and includes a swing line component with a commitment equal to $25,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of (a) 0.85% above LIBOR for each Tranche A loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other Tranche A loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion and (b) 0.90% above LIBOR with respect to each Tranche B Loan and each swing line loan with, LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1) month thereafter. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is (a) for Tranche A loans, 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts in all other events and (b) 0.15% for Tranche B loans. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At December 31, 2019, the Fund had borrowings outstanding under its Leverage Facility of $188,500,000, at an interest rate of 2.64% for Tranche A. Due to the short term nature of the Agreement, face value approximates fair value at December 31, 2019. For the days leverage was drawn from October 1, 2019 to the period ended December 31, 2019, the average borrowings under the Fund’s Leverage Facility and the average interest rate was $186,217,391 and 2.77%, respectively for Tranche A, and $1,300,000 and 3.25%, respectively for Tranche B.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.